4. ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net of allowance	$ 63,049	$ 320,538
Allowance for accounts receivable	$ 40,000	$ 60,000